Short-Term Investments (Details)	6 Months Ended		12 Months Ended
	Jun. 30, 2024 CNY (¥)	Jun. 30, 2024 USD ($)	Dec. 31, 2023 CNY (¥)
Short-Term Investments [Abstract]
Gain (loss) from sales of investments	¥ 43,127,252	$ 6,051,419	¥ 52,687,134